AST J.P. Morgan Conservative Multi-Asset Portfolio Investment Objectives and Goals - AST J.P. Morgan Conservative Multi-Asset Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek to maximize return compared to the benchmark through security selection and tactical asset allocation.